Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [Abstract]
First-time application of new accounting standards, amendments and interpretations
A.	First-time application of new accounting standards, amendments and interpretations

The Group has adopted new standards which are effective from January 1, 2025, but they do not have a material effect on the Group’s consolidated financial statements.

Basis for consolidation/combination
B.	Basis for consolidation/combination

(1)
Business combinations

The Group accounts for all business combinations according to the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The acquisition date is the date on which the Group obtains control over an acquiree. Control exists when the Group is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Group and others are taken into account when assessing control.

The Group recognizes goodwill on acquisition according to the fair value of the consideration transferred less the net amount of the fair value of identifiable assets acquired less the fair value of liabilities assumed. Goodwill is initially recognized as an asset based on its cost, and is measured in succeeding periods based on its cost less accrued losses from impairment of value.

For purposes of examining impairment of value, goodwill is allocated to each of the Group’s cash‑generating units that is expected to benefit from the synergy of the business combination. Cash‑generating units to which goodwill was allocated are examined for purposes of assessment of impairment of their value every year or more frequently where there are signs indicating a possible impairment of value of the unit, as stated. Where the recoverable amount of a cash‑generating unit is less than the carrying value in the books of that cash‑generating unit, the loss from impairment of value is allocated first to reduction of the carrying value in the books of any goodwill attributed to that cash‑generating unit. Thereafter, the balance of the loss from impairment of value, if any, is allocated to other assets of the cash‑generating unit, in proportion to their carrying values in the books. A loss from impairment of value of goodwill is not reversed in subsequent periods.

If the Group pays a bargain price for the acquisition (meaning including negative goodwill), it recognizes the resulting gain in profit or loss on the acquisition date.

The Group recognizes contingent consideration at fair value at the acquisition date. The contingent consideration that meets the definition of a financial instrument that is not classified as equity will be measured at fair value through profit or loss; contingent consideration classified as equity shall not be remeasured and its subsequent settlement shall be accounted for within equity.

Costs associated with acquisitions that were incurred by the acquirer in the business combination such as: finder’s fees, advisory, legal, valuation and other professional or consulting fees are expensed in the period the services are received.

(2)
Subsidiaries

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date when control ceased. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company.

(3)
Non-Controlling Interest (“NCI”)

NCI comprises the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company, and they include additional components such as: share-based payments that will be settled with equity instruments of the subsidiaries and options for shares of subsidiaries.

NCIs are measured at their proportionate share of the acquiree’s identifiable net assets at the acquisition date.

Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Measurement of non-controlling interests on the date of the business combination

Non-controlling interests, which are instruments that convey a present ownership right and that grant to their holder a share in the net assets in a case of liquidation, are measured on the date of the business combination at fair value or based on their relative share in the identified assets and liabilities of the entity acquired, on the basis of every transaction separately.

Transactions with NCI, while retaining control

Transactions with NCI while retaining control are accounted for as equity transactions. Any difference between the consideration paid or received and the change in NCI is included directly in equity.

Allocation of comprehensive income to the shareholders

Profit or loss and any part of other comprehensive income are allocated to the owners of the Group and the NCI. Total comprehensive income is allocated to the owners of the Group and the NCI even if the result is a negative balance of NCI.

Furthermore, when the holding interest in the subsidiary changes, while retaining control, the Group re-attributes the accumulated amounts that were recognized in other comprehensive income to the owners of the Group and the NCI.

Cash flows deriving from transactions with holders of NCI while retaining control are classified under “financing activities” in the statement of cash flows.

(4)
Investments in equity-accounted investees

Associates are entities in which the Group has the ability to exercise significant influence, but not control, over the financial and operating policies. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are taken into account.

The Group has investments in equity-accounted investees whose holding stake therein exceeds 50% and in accordance with the analysis of the contractual rights awarded to interest holders in these entities, the Group has concluded that it does not control these entities and will implement the equity method thereto.

Joint-ventures are arrangements in which the Group has joint control, whereby the Group has the rights to assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Associates and joint-venture are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The cost of the investment includes transaction costs. The consolidated financial statements include the Group’s share of the income and expenses in profit or loss and of other comprehensive income of equity accounted investees, after adjustments to align the accounting policies with those of the Group, from the date that significant influence commences until the date that significant influence ceases.

The Group’s share of post-acquisition profit or loss is recognized in the income statement, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment.

When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term interests that form part thereof, is reduced to zero. When the Group’s share of long-term interests that form a part of the investment in the investee is different from its share in the investee’s equity, the Group continues to recognize its share of the investee’s losses, after the equity investment was reduced to zero, according to its economic interest in the long-term interests, after the equity interests were reduced to zero. When the group’s share of losses in an associate equals or exceeds its interest in the associate, including any long-term interests that, in substance, form part of the entity’s net investment in the associate, the recognition of further losses is discontinued except to the extent that the Group has an obligation to support the investee or has made payments on behalf of the investee.

When increasing its stake in a company accounted for using the equity method while maintaining significant influence or joint control, the Group applies the acquisition method only in respect of additional interests while making no changes in accounting for the previous interests.

(5)
Loss of control

Upon loss of control in a subsidiary, the Group derecognizes the subsidiary’s assets and liabilities, any non-controlling interests, and other equity components attributable to that subsidiary. The Group’s remaining stake in the former subsidiary is measured at fair value at the loss of control date.

The difference between the consideration and fair value of the remaining stake and the derecognized balances is recognized in profit and loss under the gains on loss of control in a subsidiary line item. As from that date, the remaining stake is accounted for using the equity method.

The amounts recognized in equity through other comprehensive income with respect to that subsidiary are reclassified to profit or loss or to retained earnings on the same basis that would have been applicable if the subsidiary had directly disposed of the related assets or liabilities.

For further details regarding loss of control in CPV Renewable, see Note 10

(6)
Acquisition of subsidiary which does not meet the definition of a business

The Group may elect whether to apply the concentration test on a transaction-by-transaction basis in order to assess whether the set of activities and assets acquired does not meet the definition of a business and therefore should be accounted for as an asset acquisition transaction. Pursuant to the concentration test, an acquisition is not considered a business combination if substantially all of the fair value of the gross assets acquired (excluding cash and cash equivalents) is concentrated in a single identifiable asset or group of similar identifiable assets. Assets are considered similar if they have similar economic and risk characteristics. Furthermore, an identifiable asset and components physically attached thereto are treated as a single asset where they are interdependent and cannot be physically separated and used independently without incurring significant cost or a significant loss of any of the assets’ utility or fair value.

On acquisition date, the Group identifies the identifiable assets acquired and liabilities assumed, and allocates the acquisition cost to the identifiable assets and liabilities based on their relative fair value on acquisition date; the acquisition cost includes the consideration paid (including liabilities assumed under the transaction and contingent consideration, if any, in accordance with the relevant standards) and transaction costs directly attributable to the acquisition. Goodwill and gain from a bargain purchase are not recognized under the acquisition of assets; subsequent to the above allocation, each asset and liability is subsequently measured in accordance with the relevant IFRS.

When the Group assumes control in an entity on which it previously had a significant influence, and the transaction does not constitute a business combination (for example if the concentration test is met), the Group ceases the implementation of the equity method and consolidates the assets and liabilities. In this case, the Group does not remeasure the previously held interest at fair value on the date on which control is assumed; rather, the total cost of the assets consists of the carrying amount of the previously held interest plus the consideration paid in respect of the additional interests and transaction costs. Amounts accrued in other comprehensive income in respect of the previously held interest will be accounted for as if it was sold. Refer to Note 10 for further information.

(7)
Effective control

In a situation where the Group holds less than a majority of voting power in a given entity, but that power is sufficient to enable the Group to unilaterally direct the relevant activities of such entity, then control is exercised. When assessing whether voting rights held by the Group is sufficient to give it power, the Group considers all facts and circumstances, including: the amount of those voting rights relative to the amount and dispersion of other vote holders; potential voting rights held by the Group and other shareholders or parties; and any additional facts and circumstances that may indicate that the Group has, or does not have, the ability to direct the relevant activities when decisions need to be made, inclusive of voting results observed at previous meetings of shareholders. Refer to Note 10 for further information.

Financial Instruments
C.	Financial Instruments

a)	Classification and measurement of financial assets and financial liabilities

Initial recognition and measurement

The Group initially recognizes trade receivables and other investments on the date that they are originated. All other financial assets and financial liabilities are initially recognized on the date on which the Group becomes a party to the contractual provisions of the instrument. As a rule, a financial asset, other than a trade receivable without a significant financing component, or a financial liability, is initially measured at fair value with the addition, for a financial asset or a financial liability that are not presented at fair value through profit or loss, of transaction costs that can be directly attributed to the acquisition or the issuance of the financial asset or the financial liability. Trade receivables that do not contain a significant financing component are initially measured at the transaction price. Trade receivables originating in contract assets are initially measured at the carrying amount of the contract assets on the date of reclassification from contract assets to receivables.

Financial assets - classification and subsequent measurement

On initial recognition, financial assets are classified as measured at amortized cost; fair value through other comprehensive income (“FVOCI”); or fair value through profit or loss (“FVTPL”).

Financial assets are not reclassified in subsequent periods, unless, and only to the extent that the Group changes its business model for the management of financial assets, in which case the affected financial assets are reclassified at the beginning of the reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets the two following cumulative conditions and is not designated for measurement at FVTPL:

-	The objective of the entity's business model is to hold the financial asset to collect the contractual cash flows; and
-	The contractual terms of the financial asset create entitlement on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

-	It is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
-	Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Group has balances of trade and other receivables and deposits that are held under a business model the objective of which is collection of the contractual cash flows. The contractual cash flows in respect of such financial assets comprise solely payments of principal and interest that reflects consideration for the time-value of the money and the credit risk. Accordingly, such financial assets are measured at amortized cost.

b)	Subsequent measurement

In subsequent periods, financial assets at amortized cost are measured at amortized cost, using the effective interest method and net of impairment losses. Interest income, currency exchange gains or losses and impairment are recognized in profit or loss. Any gains or losses on derecognition are also recognized in profit or loss.

Debt investments measured at FVOCI are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL.  On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. In subsequent periods, these assets are measured at fair value. Net gains and losses are recognized in profit or loss.

Financial assets: Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

•
the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realising cash flows through the sale of the assets;

•	how the performance of the portfolio is evaluated and reported to the Group’s management;
•	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;
•	how managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
•	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Derecognition of financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

If the Group enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets, the transferred assets are not derecognized.

Derecognition of financial liabilities

Financial liabilities are derecognized when the contractual obligation of the Group expires or when it is discharged or cancelled. Additionally, a significant amendment of the terms of an existing financial liability, or an exchange of debt instruments having substantially different terms, between an existing borrower and lender, are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value.

The difference between the carrying amount of the extinguished financial liability and the consideration paid (including any other non-cash assets transferred or liabilities assumed), is recognized in profit or loss.

Offset

Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Derivative financial instruments, including hedge accounting

The Group holds derivative financial instruments.

Derivatives are recognized initially at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.

The Group designates certain derivative financial instruments as hedging instruments in qualifying hedging relationships. At inception of designated hedging relationships, the Group documents the risk management objective and strategy for undertaking the hedge. The Group also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and hedging instrument are expected to offset each other.

Hedge accounting

As of December 31, 2025 and 2024, hedge relationships designated for hedge accounting under IAS 39 qualify for hedge accounting under IFRS 9, and are therefore deemed as continuing hedge relationships.

Hedges directly affected by interest rate benchmark reform

Phase 1 amendments: Prior to interest rate benchmark reform – when there is uncertainty arising from Interest rate benchmark reform

For the purpose of evaluating whether there is an economic relationship between the hedged item(s) and the hedging instrument(s), the Group assumes that the benchmark interest rate is not altered as a result of interest rate benchmark reform.

For a cash flow hedge of a forecast transaction, the Group assumes that the benchmark interest rate will not be altered as a result of interest rate benchmark reform for the purpose of assessing whether the forecast transaction is highly probable and presents an exposure to variations in cash flows that could ultimately affect profit or loss. In determining whether a previously designated forecast transaction in a discontinued cash flow hedge is still expected to occur, the Group assumes that the interest rate benchmark cash flows designated as a hedge will not be altered as a result of interest rate benchmark reform.

The Group will cease to apply the specific policy for assessing the economic relationship between the hedged item and the hedging instrument (i) to a hedged item or hedging instrument when the uncertainty arising from interest rate benchmark reform is no longer present with respect to the timing and the amount of the contractual cash flows of the respective item or instrument or (ii) when the hedging relationship is discontinued. For its highly probable assessment of the hedged item, the Group will no longer apply the specific policy when the uncertainty arising from interest rate benchmark reform about the timing and the amount of the interest rate benchmark-based future cash flows of the hedged item is no longer present, or when the hedging relationship is discontinued.

Phase 2 amendments: Replacement of benchmark interest rates – when there is no longer uncertainty arising from interest rate benchmark reform

When the basis for determining the contractual cash flows of the hedged item or the hedging instrument changes as a result of interest rate benchmark reform and therefore there is no longer uncertainty arising about the cash flows of the hedged item or the hedging instrument, the Group amends the hedge documentation of that hedging relationship to reflect the change(s) required by interest rate benchmark reform. A change in the basis for determining the contractual cash flows is required by interest rate benchmark reform if the following conditions are met:

-	the change is necessary as a direct consequence of the reform; and
-	the new basis for determining the contractual cash flows is economically equivalent to the previous basis – i.e. the basis immediately before the change.

For this purpose, the hedge designation is amended only to make one or more of the following changes:

-	designating an alternative benchmark rate as the hedged risk;
-	updating the description of hedged item, including the description of the designated portion of the cash flows or fair value being hedged; or
-	updating the description of the hedging instrument.

The Group amends the description of the hedging instrument only if the following conditions are met:

-	it makes a change required by interest rate benchmark reform by using an approach other than changing the basis for determining the contractual cash flows of the hedging instrument;
-	it chosen approach is economically equivalent to changing the basis for determining the contractual cash flows of the original hedging instrument; and
-	the original hedging instrument is not derecognized

The Group also amends the formal hedge documentation by the end of the reporting period during which a change required by interest rate benchmark reform is made to the hedged risk, hedged item or hedging instrument. These amendments in the formal hedge documentation do not constitute the discontinuation of the hedging relationship or the designation of a new hedging relationship.

If changes are made in addition to those changes required by interest rate benchmark reform described above, then the Group first considers whether those additional changes result in the discontinuation of the hedge accounting relationship. If the additional changes do not result in discontinuation of the hedge accounting relationship, then the Group amends the formal hedge documentation for changes required by interest rate benchmark reform as mentioned above.

When the interest rate benchmark on which the hedged future cash flows had been based is changed as required by interest rate benchmark reform, for the purpose of determining whether the hedged future cash flows are expected to occur, the Group deems that the hedging reserve recognized in OCI for that hedging relationship is based on the alternative benchmark rate on which the hedged future cash flows will be based.

Cash flow hedges

The Group designates certain derivatives as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates and interest rates.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in OCI and accumulated in the hedging reserve. The effective portion of changes in the fair value of the derivative that is recognized in OCI is limited to the cumulative change in fair value of the hedged item, determined on a present value basis, from inception of the hedge. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of the forward element of forward exchange contracts (‘forward points’) is separately accounted for as a cost of hedging and recognized in a cost of hedging reserve within equity. When the hedged forecast transaction subsequently results in the recognition of a non-financial item such as inventory, the amount accumulated in the hedging reserve and the cost of hedging reserve is included directly in the initial cost of the non-financial item when it is recognized.

For all other hedged forecast transactions, the amount accumulated in the hedging reserve and the cost of hedging reserve is reclassified to profit or loss in the same period or periods during which the hedged expected future cash flows affect profit or loss.

If the hedge no longer meets the criteria for hedge accounting or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve and the cost of hedging reserve remains in equity until, for a hedge of a transaction resulting in recognition of a non-financial item, it is included in the non-financial item’s cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss.

If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in the hedging reserve and the cost of hedging reserve are immediately reclassified to profit or loss.

Financial guarantees

The Group irrevocably elects on a contract by contract basis, whether to account for a financial guarantee in accordance with IFRS 9.

The Group considers a financial guarantee to be in default when the debtor of the loan is unlikely to pay its credit obligations to the creditor.

When the Group elects to account for financial guarantees in accordance with IFRS 9, they are initially measured at fair value. Subsequently, they are measured at the higher of the loss allowance determined in accordance with IFRS 9 and the amount initially recognized less, when appropriate, the cumulative amount of income recognized in accordance with the principles of IFRS 15.

Property, plant and equipment, net
D.	Property, plant and equipment, net

(1)	Recognition and measurement

Items of property, plant and equipment comprise mainly power station structures, power distribution facilities and related offices. These items are measured at historical cost less accumulated depreciation and accumulated impairment losses.

Historical cost includes expenditure that is directly attributable to the acquisition of the items.

•	The cost of materials and direct labor;
•	Any other costs directly attributable to bringing the assets to a working condition for their intended use;
•	Spare parts, servicing equipment and stand-by equipment;
•	When the Group has an obligation to remove the assets or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located; and
•	Capitalized borrowing costs.

If significant parts of an item of property, plant and equipment items have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.

Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss in the year the asset is derecognized.

(2)	Subsequent Cost

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group, and its cost can be measured reliably.

(3)	Depreciation

Depreciation is calculated to reduce the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss. Leasehold improvements are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Freehold land is not depreciated. Diesel oil and spare parts are expensed off when they are used or consumed. Depreciation methods, useful lives and residual values are reviewed by management of the Group at each reporting date and adjusted if appropriate.

At the end of the reporting period, upon completion of a major overhaul in the Rotem Power Plant during the fourth quarter of 2025, OPC assessed the estimated useful life of the Rotem Power Plant. Based on the opinion of an independent external expert, the useful life of the Rotem Power Plant has been extended by 10 years. The effect of the change in the estimate is accounted for prospectively, and therefore the annual depreciation expenses of the Rotem Power Plant from 2026 onwards will decline by approximately NIS 19 million ($6 million) per year.

The following useful lives shown on an average basis are applied across the Group:

Years
Roads, buildings and land (*)	23 – 30
Power plants	23 – 40
Maintenance work	3 – 15 years
Back up diesel fuel	by consumption

* Freehold land is not depreciated.

Intangible assets, net
E.	Intangible assets, net

(1)	Recognition and measurement

Goodwill
Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses. In respect of equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment; and any impairment loss is allocated to the carrying amount of the equity investee as a whole.

Other intangible assets
Other intangible assets, including licenses, patents and trademarks, which are acquired by the Group having finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

(2)	Amortization

Amortization is calculated to charge to expense the cost of intangible assets less their estimated residual values using the straight-line method over their useful lives, and is generally recognized in profit or loss. Goodwill is not amortized. Amortization methods and useful lives are reviewed by management of the Group at each reporting date and adjusted if appropriate.

(3)	Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill is expensed as incurred.

Leases
F.	Leases

Definition of a lease

The Group assesses whether a contract is or contains a lease by assessing if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease and non-lease component on the basis of their relative stand-alone prices. For lease contracts that include components that are not lease components, such as services or maintenance which relate to the lease component, the Group elected to treat the lease component separately.

As a lessee

The Group recognizes right-of-use assets and lease liabilities for most leases – i.e. these leases are on-balance sheet. However, the Group has elected not to recognize right-of-use assets and lease liabilities for some leases of low-value assets. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses, and adjusted for certain remeasurements of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

The Group has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Group is reasonably certain to exercise such options impacts the lease term, which affects the amount of lease liabilities and right-of-use assets recognized.

Depreciation of right-of-use asset

Subsequent to the commencement date of the lease, a right-of-use asset is measured using the cost method, less accumulated depreciation and accrued losses from decline in value and is adjusted in respect of re‑measurements of the liability in respect of the lease. The depreciation is calculated on the “straight‑line” basis over the useful life or the contractual lease period – whichever is shorter.

Years
Land	19 – 49
Others	12 - 16

Impairment of non-financial assets
G.	Impairment of non-financial assets

At each reporting date, management of the Group reviews the carrying amounts of its non-financial assets (other than inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment, and whenever impairment indicators exist.

For impairment testing, assets are grouped together into smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGU. Goodwill arising from a business combination is allocated to CGUs or group of CGUs that are expected to benefit from these synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, an assessment is performed at each reporting date for any indications that these losses have decreased or no longer exist. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount and is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Employee benefits
H.	Employee benefits

Defined contribution plans

The Group has a defined contribution plan. A defined contribution plan is a post-employment benefit plan under which the Group pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. The Group’s obligations for contributions to defined contribution plans are recognized as an expense in profit and loss in the periods during which related services are rendered by the employees. Liabilities for contributions into a defined contribution plan that are due for payment within more than 12 months from the end of the period in which the employees rendered the service are recognized at their present value.

Share-based compensation transactions

The fair value at the grant date of share-based compensation bonuses to the Group’s employees is recognized as a salary expense in parallel to an increase in equity over the period in which a non-contingent entitlement to the bonuses is achieved. The amount recognized as an expense in respect of share-based compensation bonuses that is subject to vesting conditions that are service terms is adjusted to reflect the number of bonuses that are expected to vest.

The fair value of the liability for employees for rights to share in the profits of the CPV Group was treated as a cash-settled share-based payment and recognized as an expense against a corresponding increase in liability, over the period in which the unconditional right to payment is achieved. The liability is remeasured at each reporting date until the settlement date. CPV Group’s profit sharing rights are based on CPV Group’s fair value.

Revenue recognition
I.	Revenue recognition

The Group recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which the Group expects to be entitled in exchange for the goods or services promised to the customer.

Revenues from the sale of electricity and steam are recognized in the period in which the sale takes place in accordance with the price set in the electricity sale agreements and the quantities of electricity supplied. Furthermore, the Group’s revenues include revenues from the provision of asset management services to power plants and recognized in accordance to the service provision rate.

When setting the transaction price, the Group takes into consideration fixed amounts and amounts that may vary as a result of discounts, credits, price concessions, penalties, claims and disputes and contract modifications that the consideration in their respect has not yet been agreed by the parties.

The Group includes variable consideration, or part of it, in the transaction price only when it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved. At the end of each reporting period and if necessary, the Group revises the amount of the variable consideration included in the transaction price.

The Group recognizes compensation paid to customers in respect of delays in the commercial operation date of the power plant on payment date within long-term prepaid expenses, and amortizes them throughout the term of the contract, from the date of commercial operation of the power plant, against a decrease in revenue from contracts with customers.

Key agent or a principal

When another party is involved in providing goods or services to a customer, the Group shall determine whether the nature of its promise is a performance obligation to provide the specified or services itself (i.e., the Group is a principal) or to arrange for those services to be provided by the other party (i.e., the Group is an agent), and therefore recognizes the revenue as the net fee amount.

The Group is a principal if it controls the specified service before that service is transferred to a customer. Indicators that the Group controls the specified service before it is transferred to the customer include the following: The Group is primarily responsible for fulfilling the promise to provide the specified service; the entity bears a risk before the specified service has been transferred to a customer; and the Group has discretion in establishing the price for the specified service.

Income taxes
J.	Income taxes

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

(i) Current tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax liability arising from dividends.

Current tax assets and liabilities are offset only if certain criteria are met.

(ii) Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•
Temporary differences related to investments in subsidiaries and associates where the Group is able to control the timing of the reversal of the temporary differences and it is not probable that they will reverse it in the foreseeable future; and

•	Taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profit improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Management of the Group regularly reviews its deferred tax assets for recoverability, taking into consideration all available evidence, both positive and negative, including historical pre-tax and taxable income, projected future pre-tax and taxable income and the expected timing of the reversals of existing temporary differences. In arriving at these judgments, the weight given to the potential effect of all positive and negative evidence is commensurate with the extent to which it can be objectively verified.

Management believes the Group’s tax positions are in compliance with applicable tax laws and regulations. Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The Group believes that its liabilities for unrecognized tax benefits, including related interest, are adequate in relation to the potential for additional tax assessments. There is a risk, however, that the amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in our income tax expense and, therefore, could have a material impact on our tax provision, net income and cash flows.

(iii) Uncertain tax positions

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Group will have to use its economic resources to pay the obligation.

Discontinued operations
K.	Discontinued operations

A discontinued operation is a component of the Group´s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:

•	Represents a separate major line of business or geographic area of operations,
•	Is part of a single coordinated plan to dispose of a separate major line of business or geographic area of operations; or
•	Is a subsidiary acquired exclusively with a view to re-sell.

Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale. When an operation is classified as a discontinued operation, the comparative statement of profit or loss and other comprehensive income is re-presented as if the operation had been discontinued from the start of the comparative year.

Operating segment and geographic information
L.	Operating segment and geographic information

The Company's CEO and CFO are considered to be the Group's chief operating decision maker ("CODM"). As of December 31, 2025, based on the internal financial information provided to the CODM, the Group has determined that it has two reportable segments, which are OPC Power Plants and CPV Group. These segments are based on the different services offered in different geographical locations and also based on how they are managed.

The following summary describes the Group’s reportable segments:

1.
OPC Power Plants – OPC Power Plants Ltd. (“OPC Power Plants”) (formerly OPC Israel Energy Ltd.) is a wholly owned subsidiary of OPC Energy Ltd. (“OPC”), which generates and supplies electricity and energy in Israel.

2.	CPV Group – CPV Group LP (“CPV Group”) is a limited partnership owned by OPC, which generates and supplies electricity and energy in the United States.

In addition to the segments detailed above, the Group has other activities, such as investment holding categorized as Others.

The CODM evaluates the operating segments performance based on Adjusted EBITDA. Adjusted EBITDA is defined as the net income (loss) excluding depreciation and amortization, financing income, financing expenses, income taxes and other items. The CODM evaluates segment assets based on total assets and segment liabilities based on total liabilities.

The accounting policies used in the determination of the segment amounts are the same as those used in the preparation of the Group's consolidated financial statements, Inter-segment pricing is determined based on transaction prices occurring in the ordinary course of business.

In determining the information to be presented on a geographical basis, revenue is based on the geographic location of the customer and non-current assets are based on the geographic location of the assets.

New standards and interpretations not yet adopted
M.	New standards and interpretations not yet adopted

A number of new standards and-- amendments to standards and interpretations are effective for annual periods beginning after January 1, 2025 and have not been applied in preparing these consolidated financial statements. The Group is still assessing the impact of the following amended standards and interpretations towards the Group’s consolidated financial statements:

IFRS 18: Presentation and Disclosure in Financial Statements

This standard supersedes IAS 1 - Presentation of Financial Statements. The objective of the standard is to provide improved structure and content for the financial statements, specifically the income statement. The standard includes new disclosure and presentation requirements, and requirements which have been retained from IAS 1 with slight changes in wording. Generally, expenses in the income statement are classified into three categories: operating profit, investment income, and finance income. The standard also includes requirements to provide separate disclosure in the financial statements regarding the use of NON-GAAP measures, and specific guidance on aggregation and disaggregation of items in the financial statements and notes.

The standard’s initial application date is for annual periods commencing on January 1, 2027.